Financial Statements Schedule: Valuation and Qualifying Accounts (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for Impairment of property, plant and equipment [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	$ 212,260	$ 203,703	$ 194,467
Additions charged to expense or deduction of revenue	764	18,618	9,236
Deduction/Write-offs/Reversal	(226)	(10,061)
December 31	212,798	212,260	203,703
Allowance for Impairment of Obsolescence and Decline in Market Value of Inventories [Member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	160,149	186,263	105,630
Additions charged to expense or deduction of revenue			80,633
Deduction/Write-offs/Reversal	(4,358)	(26,114)
December 31	155,791	160,149	186,263
Provision for deficiency compensation [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	35,924	33,564	26,643
Additions charged to expense or deduction of revenue	77,456	44,297	21,495
Deduction/Write-offs/Reversal	(34,398)	(41,937)	(14,574)
December 31	78,982	35,924	33,564
Sales for allowance [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	36,396	37,667	37,123
Additions charged to expense or deduction of revenue	76,359	115,150	112,488
Deduction/Write-offs/Reversal	(102,422)	(116,421)	(111,944)
December 31	$ 10,333	$ 36,396	$ 37,667